COMMITMENTS and CONTINGENCIES (Detail Textuals) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Commitments And Contingencies [Line Items]
Rent expense	$ 1,604	$ 703
Greenleaf Compassionate Care Center
Commitments And Contingencies [Line Items]
Cash consideration	$ 10,000